[QUARLES & BRADY LLP LETTERHEAD]

January 15, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C. 20549

Re:	Thompson Plumb Funds, Inc. (33-6418; 811-4946) - Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Thompson Plumb Funds, Inc. (“Thompson Plumb”), we have enclosed for filing, pursuant to Rule 485(a) of the Securities Act of 1933, Post-Effective Amendment No. 26 (the “Amendment”) to Thompson Plumb’s Registration Statement on Form N-1A. The Amendment relates to the Prospectus and Statement of Additional Information for all of Thompson Plumb's existing series. In addition, this Amendment is being filed to add a new series to Thompson Plumb to be known as the MidCap Fund, which is scheduled to commence operations on March 31, 2008.

Please note that we intend to file another post-effective amendment prior to effectiveness to include the consent of Thompson Plumb’s independent registered public accounting firm as well any other required information. If necessary, that filing also will incorporate changes in Thompson Plumb’s disclosures responsive to comments provided by the Staff on this filing.

Your prompt review of the Amendment would be greatly appreciated. Please contact the undersigned at 414/277-5603 with any comments or questions regarding this filing. Thank you.

Very truly yours,

QUARLES & BRADY LLP

/s/ Vinita K. Paul

Vinita K. Paul
Enclosure
cc(w/enc):	John W. Thompson, Chief Executive Officer
Penny M. Hubbard, Chief Financial Officer